Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2017-C3
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276GAN2	1.935000%	24,572,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276GAP7	2.998000%	97,843,000.00	24,169,452.63	0.00	60,383.35	0.00	0.00	60,383.35	24,169,452.63	36.08%	30.00%
A-SB	90276GAQ5	3.215000%	45,701,000.00	8,186,972.46	787,273.32	21,934.26	0.00	0.00	809,207.58	7,399,699.14	36.08%	30.00%
A-3	90276GAR3	3.167000%	146,000,000.00	146,000,000.00	0.00	385,318.33	0.00	0.00	385,318.33	146,000,000.00	36.08%	30.00%
A-4	90276GAS1	3.426000%	181,922,000.00	181,922,000.00	0.00	519,387.31	0.00	0.00	519,387.31	181,922,000.00	36.08%	30.00%
A-S	90276GAW2	3.739000%	74,406,000.00	74,406,000.00	0.00	231,836.70	0.00	0.00	231,836.70	74,406,000.00	22.85%	19.50%
B	90276GAX0	4.092000%	32,774,000.00	32,774,000.00	0.00	111,759.34	0.00	0.00	111,759.34	32,774,000.00	17.02%	14.88%
C	90276GAY8	4.493605%	28,345,000.00	28,345,000.00	0.00	106,142.70	0.00	0.00	106,142.70	28,345,000.00	11.98%	10.88%
D-RR	90276GAB8	4.493605%	17,715,000.00	17,715,000.00	0.00	66,336.85	0.00	0.00	66,336.85	17,715,000.00	8.83%	8.38%
E-RR	90276GAD4	4.493605%	13,287,000.00	13,287,000.00	0.00	31,566.44	0.00	0.00	31,566.44	13,287,000.00	6.47%	6.50%
F-RR	90276GAF9	4.493605%	10,629,000.00	10,629,000.00	0.00	0.00	0.00	0.00	0.00	10,629,000.00	4.58%	5.00%
G-RR	90276GAH5	4.493605%	10,630,000.00	10,630,000.00	0.00	0.00	0.00	0.00	0.00	10,630,000.00	2.69%	3.50%
NR-RR	90276GAK8	4.493605%	24,802,195.00	15,141,446.84	0.00	0.00	0.00	8,753.01	0.00	15,132,693.83	0.00%	0.00%
R	90276GAL6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			708,626,195.00	563,205,871.93	787,273.32	1,534,665.28	0.00	8,753.01	2,321,938.60	562,409,845.60

X-A	90276GAU6	1.206070%	496,038,000.00	360,278,425.09	0.00	362,100.98	0.00	0.00	362,100.98	359,491,151.77
X-B	90276GAV4	0.511414%	135,525,000.00	135,525,000.00	0.00	57,757.82	0.00	0.00	57,757.82	135,525,000.00
Notional SubTotal			631,563,000.00	495,803,425.09	0.00	419,858.80	0.00	0.00	419,858.80	495,016,151.77

Deal Distribution Total					787,273.32	1,954,524.08	0.00	8,753.01	2,741,797.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276GAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276GAP7	247.02280827	0.00000000	0.61714532	0.00000000	0.00000000	0.00000000	0.00000000	0.61714532	247.02280827
A-SB	90276GAQ5	179.14208573	17.22661036	0.47995142	0.00000000	0.00000000	0.00000000	0.00000000	17.70656178	161.91547537
A-3	90276GAR3	1,000.00000000	0.00000000	2.63916664	0.00000000	0.00000000	0.00000000	0.00000000	2.63916664	1,000.00000000
A-4	90276GAS1	1,000.00000000	0.00000000	2.85500000	0.00000000	0.00000000	0.00000000	0.00000000	2.85500000	1,000.00000000
A-S	90276GAW2	1,000.00000000	0.00000000	3.11583340	0.00000000	0.00000000	0.00000000	0.00000000	3.11583340	1,000.00000000
B	90276GAX0	1,000.00000000	0.00000000	3.41000000	0.00000000	0.00000000	0.00000000	0.00000000	3.41000000	1,000.00000000
C	90276GAY8	1,000.00000000	0.00000000	3.74467102	0.00000000	0.00000000	0.00000000	0.00000000	3.74467102	1,000.00000000
D-RR	90276GAB8	1,000.00000000	0.00000000	3.74467118	0.00000000	0.00000000	0.00000000	0.00000000	3.74467118	1,000.00000000
E-RR	90276GAD4	1,000.00000000	0.00000000	2.37573869	1.36893279	1.90892978	0.00000000	0.00000000	2.37573869	1,000.00000000
F-RR	90276GAF9	1,000.00000000	0.00000000	0.00000000	3.74467118	7.38263618	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	90276GAH5	1,000.00000000	0.00000000	0.00000000	3.74467074	9.15215428	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	90276GAK8	610.48817816	0.00000000	0.00000000	2.28607750	39.89485245	0.00000000	0.35291272	0.00000000	610.13526545
R	90276GAL6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276GAU6	726.31214764	0.00000000	0.72998637	0.00000000	0.00000000	0.00000000	0.00000000	0.72998637	724.72502464
X-B	90276GAV4	1,000.00000000	0.00000000	0.42617834	0.00000000	0.00000000	0.00000000	0.00000000	0.42617834	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	60,383.35	0.00	60,383.35	0.00	0.00	0.00	60,383.35	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	21,934.26	0.00	21,934.26	0.00	0.00	0.00	21,934.26	0.00
A-3	07/01/26 - 07/30/26	30	0.00	385,318.33	0.00	385,318.33	0.00	0.00	0.00	385,318.33	0.00
A-4	07/01/26 - 07/30/26	30	0.00	519,387.31	0.00	519,387.31	0.00	0.00	0.00	519,387.31	0.00
X-A	07/01/26 - 07/30/26	30	0.00	362,100.98	0.00	362,100.98	0.00	0.00	0.00	362,100.98	0.00
X-B	07/01/26 - 07/30/26	30	0.00	57,757.82	0.00	57,757.82	0.00	0.00	0.00	57,757.82	0.00
A-S	07/01/26 - 07/30/26	30	0.00	231,836.70	0.00	231,836.70	0.00	0.00	0.00	231,836.70	0.00
B	07/01/26 - 07/30/26	30	0.00	111,759.34	0.00	111,759.34	0.00	0.00	0.00	111,759.34	0.00
C	07/01/26 - 07/30/26	30	0.00	106,142.70	0.00	106,142.70	0.00	0.00	0.00	106,142.70	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	66,336.85	0.00	66,336.85	0.00	0.00	0.00	66,336.85	0.00
E-RR	07/01/26 - 07/30/26	30	7,148.18	49,755.45	0.00	49,755.45	18,189.01	0.00	0.00	31,566.44	25,363.95
F-RR	07/01/26 - 07/30/26	30	38,523.67	39,802.11	0.00	39,802.11	39,802.11	0.00	0.00	0.00	78,470.04
G-RR	07/01/26 - 07/30/26	30	57,267.10	39,805.85	0.00	39,805.85	39,805.85	0.00	0.00	0.00	97,287.40
NR-RR	07/01/26 - 07/30/26	30	929,300.25	56,699.74	0.00	56,699.74	56,699.74	0.00	0.00	0.00	989,479.91
Totals			1,032,239.20	2,109,020.79	0.00	2,109,020.79	154,496.71	0.00	0.00	1,954,524.08	1,190,601.30

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,741,797.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,119,627.66	Master Servicing Fee	4,118.21
Interest Reductions due to Nonrecoverability Determination	(9,674.81)	Certificate Administrator Fee	4,621.89
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	242.49
ARD Interest	0.00	Operating Advisor Fee	1,270.65
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	344.34
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,109,952.85	Total Fees	10,597.58

Principal		Expenses/Reimbursements
Scheduled Principal	796,026.33	Reimbursement for Interest on Advances	(8,753.01)
Unscheduled Principal Collections		ASER Amount	137,921.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,663.20
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	8,753.01
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	796,026.33	Total Expenses/Reimbursements	153,584.20

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,954,524.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	787,273.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,741,797.40
Total Funds Collected	2,905,979.18	Total Funds Distributed	2,905,979.18

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	563,205,871.93	563,205,871.93	Beginning Certificate Balance	563,205,871.93
(-) Scheduled Principal Collections	796,026.33	796,026.33	(-) Principal Distributions	787,273.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	8,753.01
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	8,753.01
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	562,409,845.60	562,409,845.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	563,290,784.93	563,290,784.93	Ending Certificate Balance	562,409,845.60
Ending Actual Collateral Balance	562,510,360.48	562,510,360.48

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	8,753.01	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	8,753.01	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	209,581,224.35	37.26%	11	4.4793	NAP	Defeased	18	209,581,224.35	37.26%	11	4.4793	NAP
5,000,000 or less	7	23,597,450.06	4.20%	11	4.8279	1.377575	1.40 or less	7	65,397,156.34	11.63%	12	4.8542	1.065702
5,000,001 to 10,000,000	6	42,031,497.84	7.47%	11	4.3239	2.755130	1.41 to 1.50	2	19,344,911.71	3.44%	11	4.4473	1.472472
10,000,001 to 15,000,000	3	39,764,407.66	7.07%	11	4.3225	1.536730	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	18,699,139.89	3.32%	11	4.4800	1.890000	1.61 to 1.70	2	29,570,208.31	5.26%	12	4.4734	1.674398
20,000,001 to 25,000,000	3	68,916,699.62	12.25%	11	4.2181	2.509142	1.71 to 1.80	2	11,354,495.58	2.02%	10	4.5347	1.770646
25,000,001 to 30,000,000	3	85,344,284.12	15.17%	(29)	4.2886	3.147894	1.81 to 1.90	5	86,112,719.55	15.31%	11	4.1879	1.879753
30,000,001 to 40,000,000	1	33,562,642.06	5.97%	12	4.8100	0.990000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 45,000,000	1	40,912,500.00	7.27%	10	3.6575	4.350000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	28,844,284.12	5.13%	(51)	4.1800	2.410000
Totals	43	562,409,845.60	100.00%	5	4.3702	2.289695	2.51 or greater	6	112,204,845.64	19.95%	(4)	4.0163	4.441428
							Totals	43	562,409,845.60	100.00%	5	4.3702	2.289695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	29	209,581,224.35	37.26%	11	4.4793	NAP
							Defeased	29	209,581,224.35	37.26%	11	4.4793	NAP
Alabama	1	4,782,721.37	0.85%	12	4.5000	1.480000
							Industrial	6	25,829,850.18	4.59%	11	4.5442	2.392423
Arizona	1	2,935,915.88	0.52%	11	4.8500	2.540000
							Lodging	4	80,767,332.77	14.36%	(9)	4.5228	2.555575
California	3	98,124,832.40	17.45%	11	4.1663	2.773339
							Mobile Home Park	1	5,554,960.27	0.99%	11	4.5500	1.740000
Florida	2	6,968,540.18	1.24%	11	4.6656	1.764342
							Multi-Family	1	2,157,722.73	0.38%	12	5.2070	0.360000
Illinois	2	34,299,535.27	6.10%	(38)	4.1246	4.591875
							Office	5	110,245,930.02	19.60%	11	4.2569	1.814086
Louisiana	1	4,885,169.20	0.87%	12	4.9200	1.260000
							Retail	7	123,490,104.15	21.96%	(4)	4.1225	3.334774
Michigan	4	14,863,250.97	2.64%	12	4.4231	3.052022
							Self Storage	1	4,782,721.37	0.85%	12	4.5000	1.480000
Mississippi	1	2,157,722.73	0.38%	12	5.2070	0.360000
							Totals	54	562,409,845.60	100.00%	5	4.3702	2.289695
Missouri	1	5,167,063.94	0.92%	12	4.9200	1.160000

New Jersey	1	28,000,000.00	4.98%	12	4.6494	1.860000

New York	1	38,000,000.00	6.76%	10	3.6694	1.890000

Oklahoma	1	28,844,284.12	5.13%	(51)	4.1800	2.410000

Pennsylvania	1	23,067,734.92	4.10%	12	4.4800	1.670000

Utah	2	39,548,104.91	7.03%	12	4.5360	3.097242

Virginia	2	8,981,528.28	1.60%	12	4.6214	1.471947

West Virginia	1	12,202,217.32	2.17%	12	4.8900	1.240000

Totals	54	562,409,845.60	100.00%	5	4.3702	2.289695

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	209,581,224.35	37.26%	11	4.4793	NAP	Defeased	18	209,581,224.35	37.26%	11	4.4793	NAP
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	4	88,000,000.00	15.65%	10	3.6626	3.287727	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	8	134,878,508.96	23.98%	(14)	4.3044	2.736515	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	10	123,899,755.01	22.03%	12	4.7230	1.884400	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	3	6,050,357.28	1.08%	11	5.1309	0.931712	49 months or greater	25	352,828,621.25	62.74%	1	4.3055	2.543816
	Totals	43	562,409,845.60	100.00%	5	4.3702	2.289695	Totals	43	562,409,845.60	100.00%	5	4.3702	2.289695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	209,581,224.35	37.26%	11	4.4793	NAP	Defeased	18	209,581,224.35	37.26%	11	4.4793	NAP
	60 months or less	25	352,828,621.25	62.74%	1	4.3055	2.543816	Interest Only	7	173,344,284.12	30.82%	(9)	3.9708	3.218882
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	18	179,484,337.13	31.91%	12	4.6287	1.891843
	Totals	43	562,409,845.60	100.00%	5	4.3702	2.289695	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	562,409,845.60	100.00%	5	4.3702	2.289695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	209,581,224.35	37.26%	11	4.4793	NAP			No outstanding loans in this group
Underwriter's Information		2	56,844,284.12	10.11%	(20)	4.4112	2.139084
	12 months or less	22	293,826,614.40	52.24%	5	4.2784	2.638153
	13 months to 24 months	1	2,157,722.73	0.38%	12	5.2070	0.360000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	562,409,845.60	100.00%	5	4.3702	2.289695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30298801	MU	Carlsbad	CA	Actual/360	3.881%	112,696.31	58,359.65	0.00	N/A	08/06/27	--	33,721,498.20	33,663,138.55	08/06/26
1A2	30298824				Actual/360	3.881%	15,501.56	8,027.46	0.00	N/A	08/06/27	--	4,638,445.32	4,630,417.86	08/06/26
1A3	30298825				Actual/360	3.881%	31,003.11	16,054.92	0.00	N/A	08/06/27	--	9,276,891.10	9,260,836.18	08/06/26
2A3-2	30312954	RT	Torrance	CA	Actual/360	3.658%	128,854.49	0.00	0.00	N/A	06/01/27	--	40,912,500.00	40,912,500.00	08/01/26
2B3-2	30312953				Actual/360	3.658%	28,621.21	0.00	0.00	N/A	06/01/27	--	9,087,500.00	9,087,500.00	08/01/26
3A2	30312865	MF	Various	FL	Actual/360	4.950%	115,516.04	44,614.96	0.00	N/A	07/01/27	--	27,100,536.79	27,055,921.83	08/01/26
3A3	30312866				Actual/360	4.950%	77,010.69	29,743.31	0.00	N/A	07/01/27	--	18,067,024.58	18,037,281.27	08/01/26
4	30312955	OF	Atlanta	GA	Actual/360	3.990%	137,025.66	68,015.09	0.00	N/A	07/01/27	--	39,881,347.75	39,813,332.66	08/01/26
5	30312956	LO	Santa Ana	CA	Actual/360	4.810%	139,266.03	60,704.25	0.00	N/A	08/01/27	--	33,623,346.31	33,562,642.06	08/01/26
6A2-D2	30312957	OF	New York	NY	Actual/360	3.669%	78,994.03	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	08/01/26
6A2-D3	30312958				Actual/360	3.669%	41,076.89	0.00	0.00	N/A	06/01/27	--	13,000,000.00	13,000,000.00	08/01/26
7	30312959	RT	Oklahoma City	OK	Actual/360	4.180%	103,823.40	0.00	0.00	N/A	05/01/22	--	28,844,284.12	28,844,284.12	07/01/26
9	30312960	LO	Chicago	IL	Actual/360	4.044%	99,248.95	0.00	0.00	N/A	08/05/22	--	28,500,000.00	28,500,000.00	06/05/26
10	30298879	OF	Warren	NJ	Actual/360	4.649%	112,103.36	0.00	0.00	N/A	08/09/27	--	28,000,000.00	28,000,000.00	12/09/25
11	30312967	OF	Malvern	PA	Actual/360	4.480%	89,187.28	51,088.32	0.00	N/A	08/01/27	--	23,118,823.24	23,067,734.92	08/01/26
13	30312968	RT	South Jordan	UT	Actual/360	4.586%	82,516.76	45,438.23	0.00	N/A	08/06/27	--	20,894,402.93	20,848,964.70	08/06/26
14	30312969	OF	Lehi	UT	Actual/360	4.480%	72,382.17	63,518.81	0.00	N/A	07/01/27	--	18,762,658.70	18,699,139.89	07/01/26
15	30312970	RT	Azusa	CA	Actual/360	4.430%	55,644.36	24,550.11	0.00	N/A	07/01/27	--	14,586,740.45	14,562,190.34	08/01/26
17	30312972	LO	Charleston	WV	Actual/360	4.890%	51,488.37	25,378.90	0.00	N/A	08/01/27	--	12,227,596.22	12,202,217.32	08/01/26
18	30298687	LO	Raleigh	NC	Actual/360	4.750%	47,993.78	25,036.85	0.00	N/A	07/06/27	--	11,733,624.33	11,708,587.48	08/06/26
19	30312973	LO	Oakland	CA	Actual/360	4.720%	40,920.91	32,970.21	0.00	N/A	08/01/27	--	10,068,020.45	10,035,050.24	08/01/26
20	30312974	IN	Allen Park	MI	Actual/360	4.300%	36,815.00	22,569.57	0.00	N/A	08/01/27	--	9,942,534.50	9,919,964.93	08/01/26
21	30312975	98	Houston	TX	Actual/360	5.020%	44,873.84	21,492.30	0.00	N/A	08/01/27	--	10,380,788.12	10,359,295.82	08/01/26
22	30298867	MF	Tupelo	MS	Actual/360	5.274%	43,866.55	18,866.66	0.00	N/A	08/06/27	--	9,659,044.07	9,640,177.41	08/06/26
23	30312976	LO	Williamsburg	VA	Actual/360	4.450%	25,001.43	22,003.42	0.00	N/A	08/01/27	--	6,524,476.81	6,502,473.39	08/01/26
24	30312977	MH	Cedar Rapids	IA	Actual/360	4.670%	26,955.02	14,391.87	0.00	N/A	08/01/27	--	6,702,914.04	6,688,522.17	08/01/26
25	30312978	IN	Bolingbrook	IL	Actual/360	4.520%	22,623.40	12,927.81	0.00	N/A	06/01/27	--	5,812,463.12	5,799,535.31	08/01/26
26	30312979	SS	Sonoma	CA	Actual/360	4.360%	25,530.22	0.00	0.00	N/A	08/06/27	--	6,800,000.00	6,800,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30312980	IN	St Louis	MO	Actual/360	4.920%	21,961.48	16,604.52	0.00	N/A	08/01/27	--	5,183,668.46	5,167,063.94	08/01/26
28	30312981	MH	Bradenton	FL	Actual/360	4.550%	21,806.01	10,557.43	0.00	N/A	07/01/27	--	5,565,517.70	5,554,960.27	08/01/26
29	30312982	RT	Carmel	IN	Actual/360	4.960%	21,303.89	10,438.26	0.00	N/A	05/01/27	--	4,987,903.18	4,977,464.92	08/01/26
30	30312983	IN	Various	MI	Actual/360	4.670%	19,921.91	10,700.63	0.00	N/A	07/01/27	--	4,953,986.83	4,943,286.20	08/01/26
31	30312984	RT	Natchitoches	LA	Actual/360	4.920%	20,739.68	10,113.02	0.00	N/A	08/01/27	--	4,895,282.22	4,885,169.20	08/01/26
32	30312985	SS	Huntsville	AL	Actual/360	4.500%	18,573.97	10,560.44	0.00	N/A	08/01/27	--	4,793,281.81	4,782,721.37	08/01/26
33	30312986	RT	Winston Salem	NC	Actual/360	4.405%	17,183.64	10,123.93	0.00	N/A	08/01/27	--	4,530,124.76	4,520,000.83	08/01/26
34	30312987	LO	Fayetteville	AR	Actual/360	4.870%	15,502.39	11,907.06	0.00	N/A	08/01/27	--	3,696,667.89	3,684,760.83	08/01/26
36	30312989	MH	Shelbyville	IN	Actual/360	4.710%	13,609.04	7,160.52	0.00	N/A	08/01/27	--	3,355,424.95	3,348,264.43	08/01/26
37	30312990	LO	Fort Worth	TX	Actual/360	5.150%	13,232.71	9,315.07	0.00	N/A	08/01/27	--	2,983,887.14	2,974,572.07	08/01/26
38	30312991	RT	Oro Valley	AZ	Actual/360	4.850%	12,287.34	6,181.87	0.00	N/A	07/01/27	--	2,942,097.88	2,935,916.01	08/01/26
39	30312992	OF	Virginia Beach	VA	Actual/360	5.071%	10,859.48	7,832.83	0.00	N/A	08/01/27	--	2,486,887.72	2,479,054.89	08/01/26
40	30312993	MF	Montgomery	AL	Actual/360	4.950%	10,178.14	4,233.65	0.00	N/A	07/06/27	--	2,387,833.45	2,383,599.80	08/06/26
41	30298803	MF	Jackson	MS	Actual/360	5.207%	0.00	0.00	0.00	N/A	08/06/27	--	2,157,722.73	2,157,722.73	03/06/25
42	30312994	RT	Orange Park	FL	Actual/360	5.120%	6,252.35	4,544.40	0.00	N/A	05/01/27	--	1,418,124.06	1,413,579.66	08/01/26
Totals							2,109,952.85	796,026.33	0.00				563,205,871.93	562,409,845.60
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2A3-2	60,987,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B3-2	60,987,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	3,041,314.62	2,994,497.69	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-D2	76,991,425.41	20,127,459.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-D3	76,991,425.41	20,127,459.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	08/11/26	0.00	0.00	103,512.92	103,512.92	0.00	0.00
9	20,893,186.51	0.00	--	--	06/11/26	23,620,648.32	82,155.30	16,643.07	112,899.57	0.00	0.00
10	0.00	0.00	--	--	06/11/26	13,943,566.80	165,725.66	55,894.98	716,296.64	0.00	0.00
11	5,704,427.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,416,028.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,240,597.00	3,268,278.00	04/01/25	03/31/26	--	0.00	0.00	135,699.02	135,699.02	0.00	0.00
15	1,514,213.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,369,180.00	1,342,573.71	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	3,197,597.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	785,291.28	1,086,650.36	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	821,051.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	574,507.35	143,304.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	683,317.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	531,958.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	421,202.43	128,633.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	532,855.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	605,392.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	220,145.49	259,886.17	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	09/11/25	0.00	12,178.50	(34.11)	111,385.52	0.00	8,753.01
42	281,046.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	326,790,755.50	49,478,743.80				37,564,215.12	260,059.46	311,715.87	1,179,793.67	0.00	8,753.01

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	30,157,722.73	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	4.370243%	4.348375%	5
07/17/26	0	0.00	0	0.00	2	30,157,722.73	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	4.370851%	4.348980%	6
06/17/26	0	0.00	0	0.00	2	30,157,722.73	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	4.371437%	4.349564%	7
05/15/26	0	0.00	0	0.00	2	30,157,722.73	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	4.372036%	4.350160%	8
04/17/26	0	0.00	0	0.00	2	30,157,722.73	0	0.00	1	28,500,000.00	0	0.00	1	212,081.92	0	0.00	4.372614%	4.350735%	9
03/17/26	0	0.00	1	28,000,000.00	1	2,157,722.73	0	0.00	1	28,500,000.00	0	0.00	1	153,592.95	0	0.00	4.373202%	4.351318%	10
02/18/26	1	28,000,000.00	0	0.00	1	2,157,722.73	0	0.00	1	28,500,000.00	0	0.00	1	164,577.71	0	0.00	4.373754%	4.351866%	11
01/16/26	1	28,000,000.00	0	0.00	1	2,157,722.73	0	0.00	1	28,500,000.00	1	10,269,656.47	1	233,273.85	1	3,221,212.14	4.374244%	4.352352%	12
12/17/25	0	0.00	1	28,000,000.00	1	2,157,722.73	0	0.00	1	28,500,000.00	0	0.00	1	165,642.75	0	0.00	4.376858%	4.354939%	13
11/18/25	1	28,000,000.00	0	0.00	1	2,162,079.69	0	0.00	1	28,500,000.00	0	0.00	0	0.00	0	0.00	4.377363%	4.355440%	14
10/20/25	1	28,000,000.00	0	0.00	1	2,166,105.87	0	0.00	1	28,500,000.00	0	0.00	1	142,863.26	0	0.00	4.377938%	4.356012%	15
09/17/25	0	0.00	1	28,000,000.00	1	2,170,426.61	0	0.00	1	28,500,000.00	0	0.00	1	185,877.26	0	0.00	4.378443%	4.356513%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30312959	07/01/26	0	5	103,512.92	103,512.92	0.00	28,844,284.12	05/09/22	11
9	30312960	06/05/26	1	5	16,643.07	112,899.57	0.00	28,500,000.00	04/22/20	7			07/08/22
10	30298879	12/09/25	7	6	55,894.98	716,296.64	0.00	28,000,000.00	12/18/23	7
14	30312969	07/01/26	0	B	135,699.02	135,699.02	0.00	18,762,658.70
41	30298803	03/06/25	16	6	(34.11)	111,385.52	299,670.88	2,194,718.80	05/23/24	2
Totals					311,715.87	1,179,793.67	299,670.88	106,301,661.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		57,344,284	0	28,844,284		28,500,000
0 - 6 Months		0	0	0		0
7 - 12 Months		505,065,561	474,907,839	30,157,723		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	562,409,846	503,752,123	0	0	30,157,723	28,500,000
Jul-26	563,205,872	475,703,865	28,844,284	0	30,157,723	28,500,000
Jun-26	564,046,816	476,544,810	0	28,844,284	30,157,723	28,500,000
May-26	564,836,430	477,334,423	0	0	59,002,007	28,500,000
Apr-26	565,671,192	507,013,469	0	0	30,157,723	28,500,000
Mar-26	566,666,523	508,008,801	0	28,000,000	2,157,723	28,500,000
Feb-26	567,745,672	509,087,949	28,000,000	0	2,157,723	28,500,000
Jan-26	568,686,804	510,029,081	28,000,000	0	2,157,723	28,500,000
Dec-25	572,924,961	514,267,238	0	28,000,000	2,157,723	28,500,000
Nov-25	573,924,743	515,262,664	28,000,000	0	2,162,080	28,500,000
Oct-25	574,706,117	486,266,558	28,000,000	0	31,939,559	28,500,000
Sep-25	575,676,989	517,006,562	0	28,000,000	2,170,427	28,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30312959	28,844,284.12	28,844,284.12	101,680,000.00	04/04/25	9,649,018.04	2.41000	--	05/01/22	I/O
9	30312960	28,500,000.00	28,500,000.00	218,500,000.00	08/26/24	16,793,542.03	5.16000	09/30/25	08/05/22	I/O
10	30298879	28,000,000.00	28,000,000.00	94,800,000.00	06/01/17	6,348,396.58	1.86000	--	08/09/27	I/O
41	30298803	2,157,722.73	2,194,718.80	4,725,000.00	06/19/25	59,173.67	0.36000	12/31/24	08/06/27	251
Totals		87,502,006.85	87,539,002.92	419,705,000.00		32,850,130.32

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30312959	RT	OK	05/09/22	11

8/11/2026 - Loan transferred on 5/5/22 due to Maturity Default as Borrower failed to pay off at Maturity (5/1/22). Notice of Default was sent on 5/10/22. A Cash Sweep Event was triggered and Borrower cooperated in opening the Cash

Management Account. Coll ateral consists of an open air regional outlet mall anchored by Nike Factory Store, Polo, and Old Navy (''Property''). Property was developed between 2011 to 2014 and is located eight miles southwest of the Oklahoma

City CBD. Property reported YE2025 NOI of $7.9MM with occupancy of ~96%, as of 12/31/25. Lender approved a forbearance with Borrower, and the transaction closed in April 2023. Borrower engaged CBRE to market and sell the Property.

Borrower exercised their final extension option and the forbear ance period expired on 5/1/26. Notice of Default was sent on 5/8/26. Borrower executed a purchase & sale agreement in May 2026. Lender is monitoring the sale of the Property while discussing potential workout alternatives with Borrower.

9	30312960	LO	IL	04/22/20	7

5/12/2026 - TLS was appointed as replacement special servicer effective 9/17/25. Loan had transferred to special servicing with former special servicer effective 4/24/20. Per former SS, Lender was the successful bidder at foreclosure sale on

7/12/22. Fi nal deed recorded on 10/27/22. Hotel is managed by Marriott. Special Servicer will continue to optimize property operations.

10	30298879	OF	NJ	12/18/23	7
8/11/2026 - Borrower has filed a motion to extend the time to answer the foreclosure complaint through and including 7/31/2026. Estimated receivership hearing date is 8/31/2026.

41	30298803	MF	MS	05/23/24	2

07/30/2026 - After a new demand notice was issued 05/06/2026 the Servicer''s counsel is engaging with the Borrower''s attorney and talks are underway for a mutual release settlement. The loan transferred to Special Servicer 05/23/2024 due to imminent def ault coupled with the Borrower failing to comply with their Cash Management provisions and lockbox activation due to a DSCR trigger. Collateral is a 96 unit Multifamily property located in the Jackson, MS. MSA which per the property condition report 02/10 /2025 and the most recent inspection May 2025, was in overall declining condition.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A2	30312865	29,898,702.83	4.95000%	29,898,702.83	4.95000%	10	11/10/20	11/12/20	11/30/20
3A3	30312866	19,932,468.55	4.95000%	19,932,468.55	4.95000%	10	11/10/20	11/12/20	11/30/20
5	30312956	37,657,426.71	4.81000%	37,657,426.71	4.81000%	8	05/27/20	04/01/20	06/01/20
5	30312956	0.00	4.81000%	0.00	4.81000%	8	03/08/21	06/01/20	03/09/21
5	30312956	0.00	4.81000%	0.00	4.81000%	8	04/08/21	06/01/20	04/15/21
5	30312956	0.00	4.81000%	0.00	4.81000%	8	07/23/21	07/23/21	08/17/21
5	30312956	0.00	4.81000%	0.00	4.81000%	8	04/30/23	04/30/23	08/14/23
16	30312971	15,096,968.40	5.30000%	15,096,968.40	5.30000%	10	04/28/20	04/06/20	05/01/20
16	30312971	0.00	5.30000%	0.00	5.30000%	8	04/30/21	02/01/21	05/17/21
16	30312971	0.00	5.30000%	0.00	5.30000%	8	05/16/22	02/01/22	10/07/22
19	30312973	0.00	4.72000%	0.00	4.72000%	10	12/18/25	12/18/25	01/05/26
Totals		49,831,171.38		49,831,171.38
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	30312971 03/17/25	13,203,956.13	9,100,000.00	7,201,874.06	3,812,050.28	7,201,874.06	3,389,823.78	9,814,132.35	0.00	153,383.56	9,660,748.79	60.37%
35	30312988 01/16/26	3,231,369.75	9,170,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		16,435,325.88	18,270,000.00	7,201,874.06	3,812,050.28	7,201,874.06	3,389,823.78	9,814,132.35	0.00	153,383.56	9,660,748.79

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	30312971	01/16/26	0.00	0.00	9,660,748.79	0.00	0.00	(153,383.56)	0.00	0.00	9,660,748.79
		03/17/25	0.00	0.00	9,814,132.35	0.00	0.00	9,814,132.35	0.00	0.00
35	30312988	01/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,660,748.79	0.00	0.00	9,660,748.79	0.00	0.00	9,660,748.79

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	6,135.42	0.00	0.00	82,155.30	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	6,027.78	0.00	0.00	55,765.70	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	9,674.81	(8,753.01)	0.00	0.00	0.00
Total	0.00	0.00	15,663.20	0.00	0.00	137,921.00	0.00	9,674.81	(8,753.01)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		154,506.00

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Supplemental Notes
None

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